GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Corporate administration	$ 9,190	$ 9,001
Salaries and benefits	17,570	16,387
Audit, legal and professional fees	9,090	7,683
Filing and listing fees	610	805
Directors' fees and expenses	743	867
Depreciation	1,506	1,629
Total selling, general and administrative expense	$ 38,709	$ 36,372